Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Our methods for evaluating and addressing cybersecurity risks include (i) adhering to recognized standards like PCI DSS (Payment Card Industry Data Security Standard) and ISO 27001 (Information Security Management System) to enhance our security posture; (ii) conducting internal and external evaluations, such as penetration testing, to uncover vulnerabilities, and continuously monitoring potential cybersecurity threats, both within our organization and across the industry; (iii) employing measures like email filtering and access control to fortify system defenses, and providing training to staff and contractors to enhance cybersecurity awareness on a regular basis; (iv) implementing structured protocols for cybersecurity incident response that promote prompt detection and resolution, and crafting and regularly reviewing internal policies to adapt to evolving cybersecurity threats; and (v) monitoring compliance with relevant data protection regulations and frameworks, including establishing comprehensive policies governing the handling of data shared with third-party service providers.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity processes are integrated into our broader risk management framework, which is managed by our Internal Control team reporting to the CFO and Information Security and Compliance team reporting to the CTO, ensuring alignment with our overall strategic objectives.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Despite the processes outlined here, we may experience cybersecurity incidents from time to time. For example, during February 2024, a threat actor used compromised merchant login details to access an immaterial number of merchant accounts on our merchant portal and, in July 2024, our systems were impacted for a brief period of time by a software update from CrowdStrike that caused issues with the operations of computer systems running on Windows software. For more information on these cybersecurity incidents and for a broader description of how risks from cybersecurity threats could materially affect us, including our business strategy, results of operations or financial condition, see Item 3.D. “Key Information—Risk Factors—Risks Relating to Our Business and Industry—A cybersecurity incident impacting our systems or the systems of our service providers, including undetected software errors and hacking, may cause material delays or interruptions in our information systems and may reduce the use of our services and damage our brand reputation, which may hinder our ability to conduct our business effectively or result in lost revenues or other costs, including in connection with increasing compliance requirements.” and “—Unauthorized disclosure of sensitive or confidential customer information or our failure, or the perception by our users that we failed, to comply with privacy laws or properly address privacy concerns could harm our business and reputation with customers, merchants and suppliers” which are incorporated by reference into this Item 16K.
Cybersecurity Risk Board of Directors Oversight [Text Block]

In addition to the monthly reports, the Information Security and Compliance team engages in ongoing communication with relevant teams, such as IT, to ensure a proactive approach to cybersecurity. Reports and updates from this team regarding cybersecurity matters, including the Company’s security initiatives and its most significant internal and external threats, are presented by our CTO and Chief Information Security Officer and by our Internal Control team, to the Audit Committee of our Board of Directors, ensuring governance oversight and alignment with strategic objectives.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

In addition to the monthly reports, the Information Security and Compliance team engages in ongoing communication with relevant teams, such as IT, to ensure a proactive approach to cybersecurity. Reports and updates from this team regarding cybersecurity matters, including the Company’s security initiatives and its most significant internal and external threats, are presented by our CTO and Chief Information Security Officer and by our Internal Control team, to the Audit Committee of our Board of Directors, ensuring governance oversight and alignment with strategic objectives.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

In addition to the monthly reports, the Information Security and Compliance team engages in ongoing communication with relevant teams, such as IT, to ensure a proactive approach to cybersecurity. Reports and updates from this team regarding cybersecurity matters, including the Company’s security initiatives and its most significant internal and external threats, are presented by our CTO and Chief Information Security Officer and by our Internal Control team, to the Audit Committee of our Board of Directors, ensuring governance oversight and alignment with strategic objectives.

Cybersecurity Risk Role of Management [Text Block]	Management plays a critical role in assessing and managing Hepsiburada’s material risks from cybersecurity threats.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Information Security and Compliance team, which is tasked with evaluating and addressing these risks, is led by our Chief Information Security Officer, and reports to the CTO
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Information Security and Compliance team, which is tasked with evaluating and addressing these risks, is led by our Chief Information Security Officer, and reports to the CTO, both of whom have significant experience and expertise in the cybersecurity, IT, and risk management domains. The CTO spent 16 years at Yandex, a leading Russian technology company, most recently as CTO of Yandex. Market, the group’s flagship online marketplace. He joined Yandex as a software developer in 2005 and went on to become head of software engineering in 2009, before assuming the role of CTO in 2016.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Monthly reports detailing the monitoring, prevention, detection, mitigation and remediation of cybersecurity incidents are generated by the Information Security and Compliance team. These reports are then shared with C-level executives, providing them with insights into the current cybersecurity landscape and informing strategic decision-making.

In addition to the monthly reports, the Information Security and Compliance team engages in ongoing communication with relevant teams, such as IT, to ensure a proactive approach to cybersecurity. Reports and updates from this team regarding cybersecurity matters, including the Company’s security initiatives and its most significant internal and external threats, are presented by our CTO and Chief Information Security Officer and by our Internal Control team, to the Audit Committee of our Board of Directors, ensuring governance oversight and alignment with strategic objectives.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true